Components of Current and Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax	$ 4,467	$ 2,089	$ 233
Deferred income tax	45	(769)	(458)
Income tax expense (benefit)	$ 4,512	$ 1,320	$ (225)